CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Equity	$ (41,754)	$ (120,761)	$ (131,234)
Long-term debt	79,741	89,445
Total equity less long-term debt	37,987	(31,316)
Cash and cash equivalents	27,787	21,764	$ 35,108
Total equity less long-term debt plus cash and cash equivalents	$ 65,774	$ (9,552)